Commitments and Contingencies - Additional Information (Details) - USD ($) $ in Millions	Apr. 03, 2022	Jan. 02, 2022
Purchase Commitment Excluding Longterm Commitment [Line Items]
Contractual obligation	$ 11.5	$ 17.4